SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Tables)	12 Months Ended
Jan. 31, 2018
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Summary of quarterly results of operations

	2018
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,656,754	$13,354,627	$12,191,575	$5,364,601
Expenses	295,047	240,493	227,330	309,120

Net income	$3,361,707	$13,114,134	$11,964,245	$5,055,481

Net income per unit	$0.256	$1.000	$0.912	$0.385

	2017
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$1,679	$2,609,635	$3,442,645	$4,682,575
Expenses	431,931	189,389	234,494	267,608

Net income (loss)	$(430,252)	$2,420,246	$3,208,151	$4,414,967

Net income (loss) per unit	$(0.033)	$0.184	$0.245	$0.337